LEASES - Lease payments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
LEASES
Leases with a term of 12 months or less	$ 3.1	$ 3.1
Leases of low-value assets	0.2	0.2
Leases with variable lease payments	29.0	41.4
Total	$ 32.3	$ 44.7